GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Sep. 30, 2025
General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 17 – GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the fiscal years ended September 30, 2025 and 2024 consisted of following:

	2025	2024
Employee compensation and benefits	1,328,034	2,189,705
Consulting expenses	1,712,829	1,573,023
Amortization expenses	154,582	154,758
Depreciation expenses	213,134	162,335
Entertainment expenses	81,314	117,885
Sales tax	107,309	141,000
Other expenses	548,067	490,397
Total	$4,145,269	4,829,103